27. SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ShareholdersEquityLineItems [Line Items]
Capital increase reserve	R$ 115.3	R$ 115.1
Loss Absorption [Member]
ShareholdersEquityLineItems [Line Items]
Actuarial loss FAF	(18.5)	(16.8)
Legal reserve	(101.4)	(438.8)
Capital increase reserve	0.0	(30.3)
Reserve for tax incentives	0.0	(639.7)
Profit distribution/Loss absorption	R$ (119.9)	(1,125.6)
Limit on capital, Legal reserve	20.00%
Limit on capital, Capital increase reserve	20.00%
Reserve Balances [Member]
ShareholdersEquityLineItems [Line Items]
Actuarial loss FAF	R$ 0.0	0.0
Legal reserve	0.0	101.4
Capital increase reserve	0.0	0.0
Reserve for tax incentives	0.0	0.0
Profit distribution/Loss absorption	R$ 0.0	R$ 101.4